Portfolio of Investments
Columbia Contrarian Europe Fund, July 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.3%
Issuer	Shares	Value ($)
Belgium 2.6%
KBC Group NV	106,653	6,857,553
Denmark 4.0%
Novo Nordisk A/S, Class B	220,066	10,567,425
Finland 3.9%
Nokia OYJ	529,173	2,852,061
Sampo OYJ, Class A	182,644	7,584,030
Total		10,436,091
France 15.1%
Airbus Group SE	56,465	7,981,947
Dassault Systemes	30,601	4,654,921
Kering SA	5,915	3,055,164
LVMH Moet Hennessy Louis Vuitton SE	16,732	6,911,309
Total SA	152,284	7,892,910
Ubisoft Entertainment SA(a)	67,054	5,515,509
VINCI SA	42,937	4,416,661
Total		40,428,421
Germany 10.6%
Adidas AG	17,377	5,538,799
Allianz SE, Registered Shares	39,545	9,174,802
Fresenius Medical Care AG & Co. KGaA	35,756	2,476,490
Knorr-Bremse AG	48,525	4,925,867
SAP SE	50,735	6,201,649
Total		28,317,607
Ireland 1.1%
Smurfit Kappa Group PLC	91,816	2,888,688
Italy 5.5%
Ferrari NV	25,453	4,098,593
Fiat Chrysler Automobiles NV	297,345	3,983,365
Moncler SpA	65,132	2,674,336
Pirelli & C. SpA(b)	651,847	3,839,495
Total		14,595,789
Netherlands 5.6%
ASML Holding NV	40,824	9,096,577
Koninklijke Philips NV	127,007	5,957,983
Total		15,054,560
Common Stocks (continued)
Issuer	Shares	Value ($)
Norway 3.9%
DNB ASA	330,038	5,904,581
Equinor ASA	254,760	4,567,924
Total		10,472,505
Portugal 1.7%
Galp Energia SGPS SA	293,821	4,574,239
Spain 5.0%
Amadeus IT Group SA, Class A	84,163	6,577,080
Cellnex Telecom SA(a)	54,823	2,050,289
Grifols SA	146,861	4,759,562
Total		13,386,931
Sweden 3.3%
Atlas Copco AB, Class A	168,885	5,158,445
Epiroc AB, Class A	333,854	3,658,304
Total		8,816,749
Switzerland 4.2%
SGS SA, Registered Shares	2,461	6,077,359
Sika AG	36,464	5,264,462
Total		11,341,821
United Kingdom 31.8%
3i Group PLC	473,822	6,384,761
Ashtead Group PLC	148,778	4,090,973
Associated British Foods PLC	215,715	6,340,206
Carnival PLC	53,390	2,409,981
Galiform PLC	650,217	4,367,916
Persimmon PLC	176,909	4,316,330
Prudential PLC	269,946	5,553,931
RELX PLC	384,532	9,133,608
Rio Tinto PLC	120,671	6,814,469
Schroders PLC	88,544	3,194,113
St. James’s Place PLC	294,368	3,512,641
Tesco PLC	3,751,567	10,161,898
Unilever PLC	168,000	10,107,244
Vodafone Group PLC	2,193,539	3,992,204
Columbia Contrarian Europe Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Contrarian Europe Fund, July 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Weir Group PLC (The)	255,380	4,616,975
Total		84,997,250
Total Common Stocks (Cost $250,363,307)		262,735,629

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.361%(c),(d)	3,468,728	3,468,381
Total Money Market Funds (Cost $3,468,381)		3,468,381
Total Investments in Securities (Cost $253,831,688)		266,204,010
Other Assets & Liabilities, Net		981,552
Net Assets		$267,185,562
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2019, the total value of these securities amounted to $3,839,495, which represents 1.44% of total net assets.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2019.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.361%
	1,851,523	62,169,244	(60,552,039)	3,468,728	(687)	—	54,849	3,468,381
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Contrarian Europe Fund | Quarterly Report 2019

Portfolio of Investments
Columbia Select Global Equity Fund, July 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.5%
Issuer	Shares	Value ($)
Australia 0.4%
CSL Ltd.	12,919	2,015,912
France 3.6%
LVMH Moet Hennessy Louis Vuitton SE	11,733	4,846,425
Pernod Ricard SA	68,725	12,060,126
Total		16,906,551
Germany 1.9%
Adidas AG	28,410	9,055,491
Hong Kong 4.6%
AIA Group Ltd.	2,148,600	21,992,572
India 6.7%
HDFC Bank Ltd.	464,157	15,140,601
Kotak Mahindra Bank Ltd.	769,100	16,931,852
Total		32,072,453
Indonesia 0.5%
PT Bank Central Asia Tbk	1,176,200	2,582,204
Ireland 1.6%
Ingersoll-Rand PLC	61,668	7,625,865
Japan 2.3%
Keyence Corp.	19,200	11,017,904
Netherlands 2.4%
Unilever NV(a)	195,652	11,340,705
Sweden 1.4%
Atlas Copco AB, Class B	146,814	4,005,184
Epiroc AB, Class B	256,070	2,661,503
Total		6,666,687
Taiwan 1.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	609,000	5,007,838
United Kingdom 8.5%
Aon PLC	41,243	7,805,238
InterContinental Hotels Group PLC	70,140	4,872,954
Linde PLC	17,929	3,428,443
London Stock Exchange Group PLC	67,554	5,425,385
RELX PLC	789,396	18,750,153
Total		40,282,173
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 63.5%
Abbott Laboratories	118,003	10,278,061
Activision Blizzard, Inc.	106,684	5,199,778
Adobe, Inc.(a)	82,443	24,638,915
Alphabet, Inc., Class A(a)	18,448	22,473,354
Amazon.com, Inc.(a)	6,501	12,135,937
ANSYS, Inc.(a)	23,134	4,698,978
Automatic Data Processing, Inc.	85,156	14,180,177
Baxter International, Inc.	133,389	11,200,674
Becton Dickinson and Co.	45,471	11,495,069
Bio-Techne Corp.	9,837	2,067,246
Boston Scientific Corp.(a)	346,418	14,708,908
Charles Schwab Corp. (The)	107,696	4,654,621
CME Group, Inc.	38,508	7,486,725
Cooper Companies, Inc. (The)	12,708	4,287,679
Estee Lauder Companies, Inc. (The), Class A	55,412	10,206,336
Fidelity National Information Services, Inc.	19,861	2,646,478
Lam Research Corp.	26,106	5,445,973
MasterCard, Inc., Class A	95,647	26,041,809
Microsoft Corp.	245,937	33,513,835
S&P Global, Inc.	64,484	15,795,356
Stryker Corp.	24,033	5,041,643
Texas Instruments, Inc.	41,102	5,138,161
Thermo Fisher Scientific, Inc.	50,733	14,087,540
TransUnion	130,722	10,822,474
UnitedHealth Group, Inc.	48,414	12,055,570
Visa, Inc., Class A	66,417	11,822,226
Total		302,123,523
Total Common Stocks (Cost $329,065,811)		468,689,878

Columbia Select Global Equity Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Select Global Equity Fund, July 31, 2019 (Unaudited)
Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.361%(b),(c)	6,686,490	6,685,822
Total Money Market Funds (Cost $6,685,822)		6,685,822
Total Investments in Securities (Cost $335,751,633)		475,375,700
Other Assets & Liabilities, Net		579,756
Net Assets		$475,955,456
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at July 31, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.361%
	6,758,722	64,493,482	(64,565,714)	6,686,490	25	—	127,425	6,685,822
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Select Global Equity Fund | Quarterly Report 2019

Portfolio of Investments
Columbia Contrarian Asia Pacific Fund, July 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.8%
Issuer	Shares	Value ($)
Australia 14.8%
Ansell Ltd.	10,265	195,280
Aristocrat Leisure Ltd.	16,253	338,210
BHP Group Ltd.	19,587	539,243
Macquarie Group Ltd.	2,992	261,857
NEXTDC Ltd.(a)	48,510	226,565
Oil Search Ltd.	41,486	200,890
Pilbara Minerals Ltd.(a)	377,582	120,016
Qantas Airways Ltd.	79,695	310,252
Treasury Wine Estates Ltd.	31,081	373,717
Total		2,566,030
China 33.1%
51job, Inc., ADR(a)	1,051	81,505
58.Com, Inc., ADR(a)	2,666	150,309
Alibaba Group Holding Ltd., ADR(a)	6,444	1,115,521
Bank of China Ltd., Class H	1,023,000	415,428
Baoshan Iron & Steel Co., Ltd.	167,000	153,743
Baozun, Inc., ADR(a)	3,840	190,502
BBMG Corp., Class H	789,000	229,562
BeiGene Ltd.(a)	18,200	186,865
Beijing Enterprises Water Group Ltd.(a)	616,000	324,229
Brilliance China Automotive Holdings Ltd.	156,000	170,010
China Construction Bank Corp., Class H	690,380	530,026
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	55,700	246,740
Ping An Insurance Group Co. of China Ltd., Class H	53,000	624,648
Sinopec Kantons Holdings Ltd.	774,000	311,395
Tencent Holdings Ltd.	17,500	815,377
Times China Holdings Ltd.	97,000	170,233
Total		5,716,093
Hong Kong 12.6%
AIA Group Ltd.	55,800	571,156
CK Asset Holdings Ltd.	30,000	225,574
Galaxy Entertainment Group Ltd.	35,000	238,255
Hong Kong Exchanges and Clearing Ltd.	7,660	257,425
Hua Hong Semiconductor Ltd.(b)	211,000	434,834
Pacific Basin Shipping Ltd.	1,598,000	328,063
Common Stocks (continued)
Issuer	Shares	Value ($)
Shangri-La Asia Ltd.	98,000	119,234
Total		2,174,541
India 6.0%
Adani Ports & Special Economic Zone Ltd.	34,999	191,332
Dabur India Ltd.	21,419	132,385
Godrej Consumer Products Ltd.	29,971	260,274
Mahindra & Mahindra Ltd.	30,789	244,913
Reliance Industries Ltd.(a)	12,226	206,102
Total		1,035,006
Indonesia 3.1%
PT United Tractors Tbk	307,500	544,663
Jersey 1.2%
Amcor PLC	18,996	201,002
Macau 1.3%
Wynn Macau Ltd.	100,000	224,383
Philippines 0.9%
Metropolitan Bank & Trust Co.	107,420	159,673
Singapore 1.5%
DBS Group Holdings Ltd.	14,032	267,546
South Korea 10.1%
E-MART, Inc., Class L	2,521	258,424
Hana Financial Group, Inc.	10,502	307,395
Samsung Electro-Mechanics Co., Ltd.	6,656	510,265
Samsung Electronics Co., Ltd.	17,852	676,139
Total		1,752,223
Taiwan 7.1%
MediaTek, Inc.	38,000	380,085
Taiwan Semiconductor Manufacturing Co., Ltd.	81,000	666,067
Yageo Corp.(a)	21,000	176,337
Total		1,222,489
Columbia Contrarian Asia Pacific Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Contrarian Asia Pacific Fund, July 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Thailand 4.1%
Bangkok Bank PCL, Foreign Registered Shares	50,800	297,331
Kasikornbank PCL, Foreign Registered Shares	23,400	131,232
Thai Beverage PCL	220,300	133,440
Thai Oil PCL, Foreign Registered Shares	62,100	138,496
Total		700,499
Total Common Stocks (Cost $15,698,776)		16,564,148

Money Market Funds 3.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.361%(c),(d)	669,874	669,807
Total Money Market Funds (Cost $669,807)		669,807
Total Investments in Securities (Cost $16,368,583)		17,233,955
Other Assets & Liabilities, Net		54,414
Net Assets		$17,288,369

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2019, the total value of these securities amounted to $434,834, which represents 2.52% of total net assets.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2019.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.361%
	1,168,279	7,270,822	(7,769,227)	669,874	—	—	11,386	669,807
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Contrarian Asia Pacific Fund | Quarterly Report 2019

Portfolio of Investments
Columbia Seligman Global Technology Fund, July 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.1%
Issuer	Shares	Value ($)
Brazil 2.1%
Afya Ltd., Class A(a)	305,478	8,834,424
Linx SA, ADR(a)	540,833	4,537,589
Pagseguro Digital Ltd., Class A(a)	273,368	11,886,040
Total		25,258,053
China 0.3%
Tencent Holdings Ltd., ADR	78,700	3,661,911
Germany 1.9%
Infineon Technologies AG	1,189,400	22,030,274
Israel 1.5%
Mellanox Technologies Ltd.(a)	156,100	17,579,982
Netherlands 1.9%
NXP Semiconductors NV	210,300	21,742,917
Switzerland 0.2%
Logitech International SA	69,956	2,876,917
United Kingdom 1.3%
Finablr PLC(a)	7,415,266	14,789,033
United States 88.9%
Activision Blizzard, Inc.	379,644	18,503,849
Advanced Energy Industries, Inc.(a)	142,200	8,304,480
Alphabet, Inc., Class A(a)	39,000	47,509,800
Alphabet, Inc., Class C(a)	29,843	36,309,381
Apple, Inc.	243,485	51,872,044
Applied Materials, Inc.	756,500	37,348,405
Arista Networks, Inc.(a)	53,600	14,656,920
Booking Holdings, Inc.(a)	6,440	12,149,768
Broadcom, Inc.	210,196	60,954,738
Cambium Networks Corp.(a)	369,700	3,552,817
Carbon Black, Inc.(a)	106,190	1,976,196
CommScope Holding Co., Inc.(a)	195,400	2,790,312
Cornerstone OnDemand, Inc.(a)	114,776	6,794,739
Cypress Semiconductor Corp.	436,798	10,033,250
Dell Technologies, Inc.(a)	93,700	5,410,238
DXC Technology Co.	313,992	17,511,334
Euronet Worldwide, Inc.(a)	33,116	5,163,116
Fidelity National Information Services, Inc.	149,700	19,947,525
Common Stocks (continued)
Issuer	Shares	Value ($)
Fiserv, Inc.(a)	143,900	15,171,377
ForeScout Technologies, Inc.(a)	105,206	3,930,496
Fortinet, Inc.(a)	244,136	19,606,562
Genpact Ltd.	152,900	6,067,072
GoDaddy, Inc., Class A(a)	93,149	6,835,274
Inphi Corp.(a)	224,937	13,543,457
Lam Research Corp.	386,052	80,534,308
LogMeIn, Inc.	161,077	12,237,020
Lumentum Holdings, Inc.(a)	70,055	3,967,215
Marvell Technology Group Ltd.(b)	1,595,132	41,888,166
Micron Technology, Inc.(a)	1,014,673	45,548,671
Microsoft Corp.	262,900	35,825,383
MKS Instruments, Inc.	12,800	1,089,664
NetApp, Inc.	490,600	28,695,194
Nuance Communications, Inc.(a)	1,961,815	32,644,602
ON Semiconductor Corp.(a)	1,305,530	28,081,950
Oracle Corp.	465,200	26,190,760
Palo Alto Networks, Inc.(a)	54,000	12,233,160
Qorvo, Inc.(a)	214,901	15,750,094
SailPoint Technologies Holding, Inc.(a)	232,351	4,911,900
Salesforce.com, Inc.(a)	121,133	18,715,048
Sciplay Corp., Class A(a)	257,385	2,684,526
SMART Global Holdings, Inc.(a)	114,232	3,477,222
Splunk, Inc.(a)	46,661	6,313,700
Symantec Corp.	281,100	6,060,516
Synaptics, Inc.(a)	524,423	16,875,932
Synopsys, Inc.(a)	378,311	50,224,568
Teradyne, Inc.	719,586	40,102,528
TiVo Corp.	960,900	7,283,622
Total System Services, Inc.	88,600	12,024,792
Verint Systems, Inc.(a)	146,100	8,454,807
Visa, Inc., Class A	235,600	41,936,800
Western Digital Corp.	485,900	26,185,151
Xerox Corp.	181,352	5,821,399
Columbia Seligman Global Technology Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Seligman Global Technology Fund, July 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Xperi Corp.	166,200	3,548,370
Total		1,045,250,218
Total Common Stocks (Cost $765,838,633)		1,153,189,305

Money Market Funds 2.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.361%(c),(d)	25,640,218	25,637,654
Total Money Market Funds (Cost $25,637,654)		25,637,654
Total Investments in Securities (Cost $791,476,287)		1,178,826,959
Other Assets & Liabilities, Net		(3,072,773)
Net Assets		$1,175,754,186
At July 31, 2019, securities and/or cash totaling $13,935,740 were pledged as collateral.
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Marvell Technology Group Ltd.	Deutsche Bank	USD	(446,420)	(170)	32.00	1/17/2020	(13,556)	(11,390)
Marvell Technology Group Ltd.	Deutsche Bank	USD	(556,712)	(212)	31.00	1/17/2020	(20,506)	(17,808)
Marvell Technology Group Ltd.	Deutsche Bank	USD	(4,222,608)	(1,608)	35.00	1/15/2021	(163,950)	(309,540)
Total							(198,012)	(338,738)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Marvell Technology Group Ltd.	Deutsche Bank	USD	(4,666,402)	(1,777)	15.00	01/17/2020	(190,356)	(15,105)
Marvell Technology Group Ltd.	Deutsche Bank	USD	(8,692,060)	(3,310)	17.00	01/15/2021	(453,332)	(289,625)
Total							(643,688)	(304,730)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2019.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.361%
	3,144	203,852,254	(178,215,180)	25,640,218	(463)	—	170,433	25,637,654
2	Columbia Seligman Global Technology Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Seligman Global Technology Fund, July 31, 2019 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Seligman Global Technology Fund | Quarterly Report 2019	3